Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 13,985,558	$ 13,243,104
Work in process	264,814	247,113
Finished goods	9,062,606	13,216,411
Total	$ 23,312,978	$ 26,706,629